BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
November 30, 2022
Security
Shares
Shares Value
Common Stocks
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
............. 42,521 $ 7,314
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
.......... 541,445 243,650
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
.............. 5,385 2,692
Marine — 0.0%
Project Investor Holdings LLC (Acquired
02/12/19, cost $0)
(a)(b)(c)
............. 42,521 —
Professional Services — 0.1%
NMG, Inc.
(a)
....................... 16,173 2,717,064
Software — 0.0%
Avaya Holdings Corp.
(a)
............... 277 268
Total Common Stocks — 0.1%
(Cost: $5,523,767) .............................. 2,970,988
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d)
.................... USD 2,669 1,694,815
Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(d)
.................... 1,402 1,416,428
Chemicals — 0.1%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 .... 168 138,600
WR Grace Holdings LLC, 5.63%, 08/15/29 . 3,708 3,057,023
3,195,623
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(d)
..... 8,438 6,241,842
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
.......... 5,000 4,869,975
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 10/10/19
(b)(e)(f)
............. 8,430 1
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
.... 9,231 7,938,660
Health Care Equipment & Supplies — 0.1%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 ... 3,578 3,068,135
Medline Borrower LP, 5.25%, 10/01/29 .... 3,673 2,993,495
6,061,630
Hotels, Restaurants & Leisure — 0.1%
(d)
Caesars Entertainment, Inc., 4.63%, 10/15/29 3,730 3,123,875
Fertitta Entertainment LLC, 6.75%, 01/15/30 3,644 3,069,341
6,193,216
Insurance — 0.1%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
.................... 3,416 3,146,461
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/50
(d)(g)
2,547 2,464,631
Real Estate Management & Development — 0.1%
Realogy Group LLC, 5.75%, 01/15/29
(d)
... 4,705 3,598,949
Security
Par (000)
Par (000) Value
Road & Rail — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/29
(d)
. USD 3,644 $ 3,172,193
Specialty Retail — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 3,235 2,788,436
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d)(f)(h)
........ 1,259 367,715
Total Corporate Bonds — 1.2%
(Cost: $57,929,324) .............................. 53,150,575
Floating Rate Loan Interests
Aerospace & Defense — 2.3%
(f)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 18,937 16,269,913
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 3,853 3,310,383
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 7.67%
,
 10/30/26 .... 2,663 2,624,411
COBHAM Ultra US Co., Facility Term Loan
B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 6,473 6,262,154
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 04/06/26 ................. 10,191 9,781,294
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 04/06/26 ................. 5,479 5,258,258
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 7.82%
,
 02/01/28 17,209 16,778,644
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 11.65%
,
 02/01/29 9,409 8,929,213
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
5.67%
,
 11/05/28 ................. 8,846 8,726,225
TransDigm , Inc., Term Loan E, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 05/30/25 ..... 4,974 4,900,156
TransDigm , Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 12/09/25 ..... 14,790 14,554,342
TransDigm , Inc., Term Loan G, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 08/22/24 ..... 4,480 4,457,727
101,852,720
Airlines — 2.4%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 18,465 18,336,607
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 17,807 17,584,668
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
5.79%, 06/27/25 ............... 12,961 12,351,450
(LIBOR USD 1 Month + 1.75%),
5.80%, 01/29/27 ............... 5,607 5,266,908
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.80%
,
 12/15/23 9,613 9,558,393
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 6.94%
,
 12/11/26 ...... 2,252 2,016,460
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 24,655 25,333,524
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.11%
,
 04/21/28 . 19,814 19,538,247
109,986,257

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Auto Components — 0.7%
(f)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 7.32%
,
 04/10/28 ..... USD 7,769 $ 7,661,721
Allison Transmission, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.73%
,
 03/29/26 1,801 1,796,192
Clarios Global LP, 1st Lien Term Loan
(EURIBOR 1 Month + 3.25%),
4.74%, 04/30/26 ............... EUR 1,831 1,824,906
(LIBOR USD 1 Month + 3.25%),
7.32%, 04/30/26 ............... USD 19,498 19,161,128
30,443,947
Automobiles — 0.3%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 8.32%
,
 12/12/25
(f)
..... 12,267 12,089,299
Beverages — 0.8%
(f)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 6.90%
,
 01/24/29 ..... 21,125 19,857,705
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30 .... 16,061 13,953,135
33,810,840
Building Products — 1.2%
(f)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
7.57%
,
 11/23/27 ................. 15,309 13,452,452
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 10/02/28 ................. 3,603 3,208,841
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
( i )
.............. 643 572,590
CPG International LLC, Term Loan, (SOFR 1
Month + 2.50%), 6.66%
,
 04/28/29 ..... 7,591 7,388,548
Jeld-Wen , Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.32%
,
 07/28/28 ..... 6,346 5,860,726
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 3.93%),
5.12%
,
 04/12/28 ................. EUR 1,707 1,439,876
Wilsonart LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.93%
,
 12/31/26 ..... USD 22,446 21,306,790
53,229,823
Capital Markets — 1.7%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.57%
,
 07/31/26 ................. 12,237 11,884,257
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 5.42%
,
 06/01/24 ........... 5,462 5,451,436
Azalea TopCo , Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
7.57%, 07/24/26 ............... 14,056 12,984,637
(LIBOR USD 1 Month + 3.75%),
7.82%, 07/24/26 ............... 2,916 2,777,565
Castlelake Aviation Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.04%
,
 10/22/26 9,558 9,373,956
Focus Financial Partners LLC, Term Loan B4,
(SOFR 1 Month + 2.50%), 6.59%
,
 06/30/28 7,942 7,695,191
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 7.32%
,
 04/12/24 .... 3,162 3,074,726
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.42%
,
 04/01/28 3,385 3,232,818
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.19%
,
 08/02/28 ................. 14,161 13,559,354
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ USD 7,991 $ 6,932,616
76,966,556
Chemicals — 2.7%
(f)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
( i )
...................... 1,056 942,147
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 7.82%
,
 09/30/28 ..... 7,178 6,405,303
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
8.04%
,
 11/24/27 ................. 2,581 2,492,644
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. 11,285 10,783,822
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 12/29/27 ................. 2,579 2,194,602
Discovery Purchaser Corp., 1st Lien
Term Loan, (SOFR 3 Month + 4.38%),
7.97%
,
 10/04/29 ................. 10,394 9,466,336
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 06/09/28 ................. 9,827 9,638,944
Element Solutions, Inc., Term Loan B1, (SOFR
1 Month + 2.00%), 6.09%
,
 01/31/26 .... 12,691 12,627,111
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 07/03/28 ................. 5,528 5,063,459
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 06/30/27 ................. 2,839 2,720,985
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/02/26 ................. 12,784 12,581,717
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.33%
,
 05/15/24 ........... 12,395 12,224,691
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 2.75%), 7.16%
,
 10/01/25 .... 812 790,589
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
7.00%
,
 10/14/24 ................. 11,477 10,759,859
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
8.41%
,
 03/16/27 ................. 6,175 5,932,041
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.39%
,
 08/02/28 ................. 13,457 13,033,004
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 5,068 4,967,012
122,624,266
Commercial Services & Supplies — 3.1%
(f)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.82%
,
 05/12/28 ................. 21,014 19,836,438
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 7.21% - 7.56%
,
 02/15/29 ...... 8,253 8,113,983
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
5.82%
,
 03/11/25 ................. 16,115 15,845,876

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.82%
,
 09/07/27 USD 9,353 $ 9,216,359
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.07%
,
 10/08/28 ..... 4,903 4,875,883
Covanta Holding Corp., Term Loan B, (SOFR 1
Month + 2.50%), 6.59%
,
 11/30/28 ...... 9,806 9,601,744
Covanta Holding Corp., Term Loan C, (SOFR 1
Month + 2.50%), 6.59%
,
 11/30/28 ...... 738 722,846
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 7.42%
,
 05/09/25 .... 2,049 1,896,546
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 7.41%
,
 05/30/25 5,825 5,810,933
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.07%
,
 10/29/28 ........... 5,283 5,010,013
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.32%
,
 12/15/28 ................. 9,858 7,952,543
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 4,217 4,153,117
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 2.75%), 6.82%
,
 05/01/24 414 410,326
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 7.09%
,
 08/31/28 .... 27,771 27,528,092
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.07%
,
 11/02/27 ................. 9,506 8,445,652
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.07%
,
 07/30/28 ........... 9,018 8,476,649
137,897,000
Communications Equipment — 0.2%
ViaSat , Inc., Term Loan, (SOFR 1 Month +
4.50%), 8.70%
,
 03/02/29
(f)
........... 11,246 10,899,408
Construction & Engineering — 0.7%
(f)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.92% -
8.61%
,
 06/21/24 ................. 20,124 17,701,831
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.08%
,
 01/21/28 ........... 7,546 7,391,070
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.57%
,
 05/12/28 ................. 8,715 8,340,587
33,433,488
Construction Materials — 0.9%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.07%
,
 01/15/27 ........... 13,324 13,134,017
New AMI I LLC, 1st Lien Term Loan, (SOFR 1
Month + 6.00%), 10.09%
,
 03/08/29 ..... 7,798 6,472,117
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
3 Month + 4.50%), 8.15%
,
 04/29/29 .... 10,103 9,294,760
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.43%
,
 09/22/28 7,182 7,096,290
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 6.67% -
7.73%
,
 05/29/26 ................. 4,648 4,485,079
40,482,263
Security
Par (000)
Par (000) Value
Containers & Packaging — 1.2%
(f)
Charter Next Generation, Inc. , 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.82%
,
 12/01/27 ................. USD 16,337 $ 15,895,703
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.37%
,
 04/03/24 ................. 18,474 17,908,789
Tosca Services LLC, Term Loan, (SOFR 1
Month + 3.50%), 7.70%
,
 08/18/27
(b)
.... 12,866 10,421,629
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 4.00%),
4.00% - 8.07%
,
 09/15/28 ........... 1,013 970,711
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 7,110 6,813,904
52,010,736
Distributors — 0.1%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.16%
,
 10/28/27
(f)
7,159 6,640,359
Diversified Consumer Services — 2.0%
(f)
2U, Inc., Term Loan, (LIBOR USD 3 Month +
5.75%), 10.16%
,
 12/30/24 ........... 2,858 2,730,652
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 12/11/28 ................. 9,723 9,185,329
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
9.82%
,
 12/10/29 ................. 7,144 6,054,540
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.33%
,
 11/24/28 ................. 9,812 9,518,071
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 12,766 12,427,897
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
7.92%
,
 07/30/25 ................. 4,853 4,723,422
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 27,237 19,532,645
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.07%
,
 02/05/26 ................. 20,315 19,335,714
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%), 7.67% -
8.07%
,
 01/08/27 ................. 8,522 7,989,216
91,497,486
Diversified Financial Services — 2.6%
(f)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.12%
,
 03/10/28
(b)
8,746 8,680,024
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 6.69%
,
 10/30/26 .... 5,085 5,027,994
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.06%
,
 04/13/28 ..... 9,534 9,423,311
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
7.84%
,
 04/09/27 ................. 25,484 24,045,596
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
10.82%
,
 04/07/28 ................ 11,870 11,405,052
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 6.57%
,
 06/27/25 .......... 1,649 1,639,566

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.12%
,
 12/17/27 ................. USD 5,651 $ 4,849,373
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.32%
,
 03/24/25 ................. 11,896 11,430,201
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.16%
,
 12/11/26 ................. 11,915 11,065,900
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
10.42%
,
 05/29/26 ................ 9,396 6,285,526
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 5.17%
,
 02/28/25 5,822 5,704,787
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
6.80%
,
 01/31/29 ................. 8,844 8,613,714
White Cap Supply Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 7.84%
,
 10/19/27 8,465 8,139,961
116,311,005
Diversified Telecommunication Services — 3.1%
(f)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 4,171 4,083,756
(LIBOR USD 3 Month + 2.75%),
6.83%, 01/31/26 ............... 9,196 8,965,894
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26 .... 8,327 8,021,834
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.12%
,
 11/30/27 . 1,936 1,888,068
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.58%
,
 12/11/26 .... 30,561 30,140,979
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
7.63%
,
 10/02/27 ................. 3,001 2,620,830
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.25%),
4.67%
,
 05/15/26 ................. EUR 1,222 1,218,020
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. USD 8,394 8,043,782
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 6.57%
,
 11/04/26 . 15,514 15,365,747
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 5.82%
,
 03/01/27 9,504 9,031,808
Numericable US LLC, Term Loan B, (LIBOR
USD 3 Month + 3.69%), 7.77%
,
 01/31/26 4,359 4,168,403
Orbcomm , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%), 8.32% -
8.98%
,
 09/01/28 ................. 5,796 4,995,781
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.32%
,
 09/25/26 .... 13,728 12,010,029
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
6.37%
,
 01/31/28 ................. 5,254 5,115,040
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.12%
,
 01/31/29 ................. 6,333 6,201,970
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 03/09/27 23,368 17,560,763
139,432,704
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
(f)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.07%
,
 01/15/25 ................. USD 3,089 $ 3,061,082
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.82%
,
 12/13/25 ................. 4,487 4,197,581
7,258,663
Electrical Equipment — 0.3%
(f)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
8.39%
,
 06/23/28 ................. 12,107 11,652,903
AZZ, Inc., Term Loan, (SOFR 1 Month +
4.25%), 8.44%
,
 05/13/29 ........... 2,458 2,446,987
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 02/12/25 1,541 1,504,276
15,604,166
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 6.92%
,
 07/02/29
(f)
..... 10,731 10,603,623
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(f)
(LIBOR USD 1 Month + 3.00%),
7.07%, 06/28/24 ............... 178 111,200
(LIBOR USD 1 Month + 1.00%),
5.07%, 06/30/25 ............... 1,308 687,695
798,895
Entertainment — 3.5%
(f)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
6.86%
,
 04/22/26 ................. 17,268 9,590,203
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 5.90%
,
 05/24/29 908 904,097
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.46%
,
 07/21/28 12,065 11,310,778
Formula One Management Ltd., 1st Lien Term
Loan B, 01/15/30
( i )
................ 9,385 9,335,166
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
7.58%
,
 07/03/24 ................. 11,466 11,222,375
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
5.75%
,
 10/19/26 ................. 24,592 24,057,598
NASCAR Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 6.57%
,
 10/19/26 2,796 2,777,356
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 6.82%
,
 03/13/28 17,154 16,698,191
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 05/30/25 ................. 308 294,791
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 01/23/25 ................. 9,172 8,844,813
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.11%
,
 04/29/26 ................. 12,770 12,537,467
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 6.83%
,
 05/18/25 ..... 31,189 30,314,370
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.20%
,
 01/20/28 18,835 18,520,973
156,408,178

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.08%
,
 05/11/24
(f)
USD 13,684 $ 13,632,490
Food & Staples Retailing — 0.4%
US Foods, Inc., Term Loan B
(f)
(LIBOR USD 1 Month + 2.00%),
6.07%, 09/13/26 ............... 12,675 12,486,765
(LIBOR USD 1 Month + 2.75%),
6.82%, 11/22/28 ............... 5,425 5,380,056
17,866,821
Food Products — 3.1%
(f)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
7.82%
,
 10/01/25 ................. 13,195 11,116,538
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 6.57%
,
 10/10/26 .... 1,939 1,821,894
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.57%
,
 10/25/27 ..... 29,204 28,310,171
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.32%
,
 01/29/27 ................. 29,011 28,160,861
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 6.32% -
6.66%
,
 08/03/25 ................. 11,851 11,768,526
Nomad Foods Ltd., Term Loan B, (SOFR 6
Month + 3.75%), 8.23%
,
 11/04/29 ...... 6,343 6,294,230
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 06/08/28 ................. 11,698 11,308,304
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.17%
,
 03/31/28 ................. 21,723 19,985,579
Utz Quality Foods LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 7.20%
,
 01/20/28 21,756 21,561,606
140,327,709
Health Care Equipment & Supplies — 1.4%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.57%
,
 11/03/28 . 19,542 18,266,029
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 8.17%
,
 03/05/26 6,832 5,789,714
Insulet Corp., Term Loan B, (SOFR 1 Month +
3.25%), 7.45%
,
 05/04/28 ........... 4,849 4,761,273
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.32%
,
 10/23/28 .... 35,112 33,307,358
62,124,374
Health Care Providers & Services — 2.7%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 09/29/28 ................. 12,699 12,433,658
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 3 Month + 3.50%), 7.24%
,
 11/08/27 12,190 11,780,569
Electron Bidco , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.07%
,
 11/01/28 ................. 16,303 15,802,218
Envision Healthcare Corp., Term Loan
(SOFR 1 Month + 4.25%), 8.37%, 03/31/27 13,640 4,091,877
(SOFR 1 Month + 7.88%), 12.01%, 03/31/27 2,044 1,824,216
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 02/18/27 ................. 8,601 7,413,731
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
10.42%
,
 11/15/29
(b)
............... USD 2,582 $ 2,117,333
HomeVi , Facility Term Loan B1, (EURIBOR 3
Month + 3.25%), 4.86%
,
 10/31/26 ..... EUR 2,000 1,804,151
MED ParentCo . LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.32%
,
 08/31/26 ................. USD 11,921 10,112,244
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 15,710 15,057,509
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29 ................. 3,446 3,278,007
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.82%
,
 10/27/28 ................. 12,300 12,217,910
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 02/14/25 ................. 3,136 2,897,263
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.63%
,
 08/31/26 ................. 4,805 4,708,900
Vizient , Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 6.26%
,
 05/16/29 ........... 2,693 2,687,190
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.92%
,
 12/22/28 14,329 14,253,216
122,479,992
Health Care Technology — 1.3%
(f)
athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
( i )
................. 3,280 2,987,836
athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 7.41%
,
 02/15/29 ..... 19,302 17,584,132
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 20,981 19,125,468
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
11.07%
,
 04/02/29
(b)
............... 2,893 2,806,210
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.07%
,
 08/27/25 15,079 14,952,066
57,455,712
Hotels, Restaurants & Leisure — 5.9%
(f)
1011778 BC Unlimited Liability Co., Term Loan
B4, (LIBOR USD 3 Month + 1.75%), 5.82% -
6.16%
,
 11/19/26 ................. 19,210 18,825,755
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.82%
,
 02/02/26
(b)
................ 3,176 2,953,241
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.13%
,
 10/02/28 5,955 5,652,823
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
6.82%
,
 12/23/24 ................. 13,253 13,152,673
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 07/21/25 ................. 5,947 5,900,684
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 16,385 15,734,671
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
6.08%
,
 12/27/24 ................. 1,442 1,438,384

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.08%
,
 03/17/28 USD 9,623 $ 9,454,600
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 8.09%
,
 01/27/29 35,119 33,443,223
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.89%
,
 07/21/26 10,554 10,410,700
Flutter Entertainment plc, Term Loan B, (SOFR
3 Month + 3.25%), 6.78%
,
 07/22/28 .... 8,252 8,185,489
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 11/30/23 ................. 8,626 8,609,987
Four Seasons Holdings, Inc., Term Loan,
(SOFR 1 Month + 3.25%), 7.44%
,
 11/30/29 12,799 12,774,888
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
5.77%
,
 06/22/26 ................. 16,938 16,800,458
IRB Holding Corp., Term Loan B
(LIBOR USD 1 Month + 2.75%),
6.82%, 02/05/25 ............... 14,742 14,462,981
 12/15/27
( i )
..................... 2,970 2,853,952
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.13%
,
 03/09/28 13,460 11,710,594
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
6.94%
,
 05/03/29 ................. 15,609 15,375,198
Playa Hotels & Resorts B.V., Term Loan,
11/23/28
( i )
...................... 3,470 3,364,824
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 6.82%
,
 04/29/24 6,240 6,225,466
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
6.90%
,
 04/14/29 ................. 7,111 6,963,621
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.13%
,
 08/25/28 ................. 6,278 6,148,833
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.91%
,
 02/24/25 .... EUR 2,000 1,630,620
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.33%
,
 02/08/27 ................. USD 11,129 10,864,454
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.32%
,
 08/03/28 .... 18,679 17,741,980
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
5.82%
,
 05/30/25 ................. 5,668 5,638,478
266,318,577
Household Durables — 1.3%
(f)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.13% -
7.92%
,
 05/17/28 ................. 12,458 9,018,468
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 7.86%
,
 02/26/29 20,978 18,262,556
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
10.79%, 08/10/23 .............. 4,447 2,874,160
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 5,130 4,668,161
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 10,116 7,899,103
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 10/30/27 ................. USD 17,330 $ 14,487,954
57,210,402
Household Products — 0.4%
(f)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 6.82% - 7.16%
,
 09/29/28 13,439 12,961,831
Energizer Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%), 6.25%
,
 12/22/27 2,415 2,362,786
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.08% -
6.74%
,
 03/03/28 ................. 3,456 3,365,694
18,690,311
Independent Power and Renewable Electricity Producers
— 0.3%
(f)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.08%
,
 04/05/26 ..... 4,635 4,571,053
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.24%
,
 12/15/27 ................. 9,492 9,395,522
13,966,575
Industrial Conglomerates — 0.1%
SVP-Singer Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 6.75%), 10.42%
,
 07/28/28
(f)
3,470 2,949,458
Insurance — 4.0%
(f)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
7.32%, 05/09/25 ............... 19,947 19,541,976
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
7.44%
,
 11/05/27 ................. 16,768 16,254,107
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.32%
,
 02/19/28 .... 18,875 18,467,900
AssuredPartners , Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.57%, 02/12/27 ............... 21,635 20,766,754
Hub International Ltd., Term Loan
(LIBOR USD 2 Month + 3.00%), 6.98% -
7.33%, 04/25/25 ............... 20,635 20,228,567
(SOFR 3 Month + 4.00%), 8.22%, 11/10/29 5,662 5,569,992
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 7.23% -
7.53%
,
 04/25/25 ................. 14,942 14,684,939
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 7.32%
,
 02/15/27 ........... 1,573 1,495,625
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 7.19%
,
 09/01/27 .... 12,708 12,609,576
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.32%, 12/31/25 ............... 10,199 9,908,416
(LIBOR USD 1 Month + 3.75%),
7.82%, 09/03/26 ............... 3,152 3,076,163
(LIBOR USD 1 Month + 4.25%),
8.32%, 09/03/26 ............... 1,704 1,675,458
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.25%),
6.92%, 12/02/26 ............... 3,039 2,986,239
(SOFR 1 Month + 3.75%), 7.68%, 11/14/29 31,642 31,093,433
178,359,145

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services — 1.7%
(f)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... USD 2,747 $ 2,693,922
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 6.67%
,
 06/26/28 9,585 9,361,325
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 7.32%
,
 12/06/27 ..... 7,650 6,940,929
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.07%, 10/30/26 ............... 29,034 28,520,432
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 6.82%
,
 10/10/25 .... 5,625 5,450,309
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.58%
,
 01/29/26 ..... 21,122 20,633,238
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
8.84%
,
 12/20/24 ................. 5,443 4,703,588
78,303,743
Internet & Direct Marketing Retail — 0.6%
(f)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 11/24/28 ................. 8,384 8,142,618
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.57%
,
 02/12/27 ........... 18,469 15,790,885
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.32%
,
 02/12/27
(b)
......... 1,466 1,253,593
25,187,096
IT Services — 3.2%
(f)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 09/19/24 ................. 9,061 9,025,348
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
9.17%
,
 09/19/25 ................. 2,748 2,720,520
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.32%
,
 01/31/28 9,350 7,190,093
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.32%
,
 01/20/29 8,540 6,540,188
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.32%
,
 12/23/26 ..... 9,960 8,698,323
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
11.82%
,
 07/31/28 ................ 7,322 7,221,322
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 5.82%
,
 04/28/28 ........... 14,967 14,718,588
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 20,714 20,175,165
Go Daddy Operating Co. LLC, Term Loan,
(SOFR 1 Month + 3.25%), 7.34%
,
 11/09/29 10,378 10,340,535
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.07%
,
 08/10/27 ................. 11,862 11,743,244
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 6.13%
,
 05/28/28 ..... 3,805 3,763,297
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.82%
,
 05/05/26 5,205 4,812,727
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 9.48%
,
 06/28/29 .... 4,039 3,654,879
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 7.82%
,
 02/11/28 ...... 3,407 3,298,530
Security
Par (000)
Par (000) Value
IT Services (continued)
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 7.07%
,
 02/28/27 ..... USD 24,142 $ 23,659,586
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.32%
,
 03/31/28 .......... 5,207 5,137,305
142,699,650
Leisure Products — 0.3%
(f)
Fender Musical Instruments Corp., Term
Loan, (SOFR 1 Month + 4.00%),
7.90%
,
 12/01/28
(b)
................ 4,748 3,857,803
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
6.57%
,
 05/30/28 ................. 3,749 3,634,467
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 11.26%
,
 05/25/27 ..... 3,473 3,389,346
SRAM LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 6.82%
,
 05/18/28 .......... 2,065 2,020,742
12,902,358
Life Sciences Tools & Services — 2.6%
(f)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.32%
,
 11/08/27 . 19,367 19,202,253
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
6.00%
,
 02/22/28 ................. 12,489 12,324,938
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.57%
,
 02/04/27 ................. 13,492 12,296,806
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
5.94%, 07/03/28 ............... 24,201 24,066,060
Iqvia , Inc., Term Loan B2, (LIBOR USD 1
Month + 1.75%), 5.82%
,
 01/17/25 ..... 5,602 5,574,309
Iqvia , Inc., Term Loan B3, (LIBOR USD 3
Month + 1.75%), 5.42%
,
 06/11/25 ...... 8,323 8,278,070
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
6.96%
,
 10/19/27 ................. 11,583 11,365,641
Phoenix Newco , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 11/15/28 ................. 23,252 22,331,036
115,439,113
Machinery — 3.7%
(f)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 11,111 10,492,727
Clark Equipment Co., Term Loan, (SOFR 3
Month + 2.50%), 6.15%
,
 04/20/29 ..... 3,322 3,267,288
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.44%
,
 05/14/28 3,195 3,139,016
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.07%, 03/31/25 ............... 15,556 15,336,403
(LIBOR USD 1 Month + 3.50%),
7.57%, 10/21/28 ............... 7,302 7,107,113
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 6.19%
,
 01/29/29 ........... 2,367 2,277,352
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 5.94%
,
 03/01/27 ..... 5,522 5,464,755
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 6.57%
,
 03/31/27 .... 14,143 13,789,768
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 20,977 19,682,644

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 5.94%
,
 03/01/27 USD 15,974 $ 15,809,764
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.82%
,
 06/21/28 ..... 17,668 16,751,944
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 8.69%
,
 04/05/29 ........... 13,145 12,290,575
Terex Corp., Term Loan, (LIBOR USD 1 Month
+ 2.00%), 6.07%
,
 01/31/24 .......... 513 511,658
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 21,133 20,235,047
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 6.89%
,
 03/02/27 .... 18,887 18,391,172
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.00%), 6.07%
,
 10/04/28 .... 880 876,500
165,423,726
Media — 3.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
6.39%
,
 03/03/25
(f)
................ 7,997 7,172,602
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(j)
................ 4,769 4,831,694
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 6.07%
,
 05/03/28
(f)
..... 830 815,813
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
5.83%
,
 04/30/25
(f)
................ 12,391 12,183,379
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.57% - 7.91%
,
 08/21/26
(f)
........... 23,682 21,620,813
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
7.57%
,
 12/17/26
(f)
................ 7,383 6,847,901
Cogeco Communications Finance LP, Term
Loan B
(f)
(LIBOR USD 1 Month + 2.00%),
6.07%, 01/03/25 ............... 3,016 2,947,938
(LIBOR USD 1 Month + 2.50%),
6.57%, 09/01/28 ............... 9,927 9,484,602
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 6.12%
,
 07/17/25
(f)
..... 8,074 7,718,961
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 6.37%
,
 04/15/27
(b)(f)
.... 10,123 9,469,364
DirectV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.07%
,
 08/02/27
(f)
14,977 14,323,732
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/12/27
(f)
................ 6,330 6,084,635
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 6.82%
,
 01/07/28
(f)
104 100,948
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.33%
,
 12/01/23
(f)
................ 7,617 5,651,558
Sinclair Television Group, Inc., Term Loan B4,
(SOFR 1 Month + 3.75%), 7.94%
,
 04/21/29
(f)
7,953 7,557,583
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 7.04%
,
 09/28/23
(b)(f)
.. 16,414 15,839,394
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 8.78%
,
 05/11/29
(b)(f)
.. 8,474 8,261,918
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
6.37%
,
 04/30/28
(f)
................ USD 9,309 $ 9,000,034
149,912,869
Metals & Mining — 0.6%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 03/08/24
(f)
................ 36,625 27,056,707
Multiline Retail — 0.6%
(f)
New SK Holdco Sub LLC, Term Loan, (SOFR 1
Month + 6.75%), 10.71%
,
 06/30/27 ..... 26,748 23,953,009
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.32%
,
 12/21/27 ................. 1,749 1,644,398
25,597,407
Oil, Gas & Consumable Fuels — 0.7%
(f)
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 23,969 22,700,158
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 8.51%
,
 09/19/29 1,810 1,808,878
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 5.93%
,
 01/31/28 2,474 2,475,087
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.92%
,
 10/05/28 ................. 6,241 6,153,003
33,137,126
Personal Products — 0.8%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/01/26
(f)
................ 36,054 34,195,146
Pharmaceuticals — 2.3%
(f)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 7.19% -
7.63%
,
 05/04/25 ................. 14,325 13,049,419
Bausch Health Cos., Inc., Term Loan B, (SOFR
1 Month + 5.25%), 9.15%
,
 02/01/27 .... 10,610 7,873,414
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.87%
,
 08/01/27 19,357 18,707,262
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.07%
,
 11/15/27 ................. 7,670 7,419,602
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.57%
,
 05/05/28 18,243 18,082,919
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 7.75%
,
 06/02/28 ..... 14,824 14,660,707
Perrigo Co. PLC, Term Loan B, (SOFR 1 Month
+ 2.50%), 6.69%
,
 04/20/29 .......... 4,151 4,083,948
Precision Medicine Group LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.44%
,
 11/18/27
(b)
................ 720 685,538
Precision Medicine Group LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 6.67% -
7.08%
,
 11/18/27
(b)
................ 19,317 18,399,889
102,962,698
Professional Services — 3.1%
(f)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 6.82%
,
 02/04/28 ..... 12,536 12,277,136
CoreLogic , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.63%
,
 06/02/28 20,959 17,238,696

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Professional Services (continued)
CoreLogic , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 10.63%
,
 06/04/29 USD 13,633 $ 9,253,399
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.29%
,
 02/06/26 ................. 31,780 31,319,294
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 7.31%
,
 01/18/29 5,306 5,220,107
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (SOFR 3 Month + 4.25%),
7.90%
,
 06/22/29 ................. 5,193 5,084,878
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 11,252 11,017,235
Galaxy US Opco , Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 8.84%
,
 04/29/29 17,074 15,558,682
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
7.82%
,
 07/11/25 ................. 7,622 7,454,258
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 5.82%
,
 11/16/26 .... 10,968 10,664,356
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.32%
,
 12/01/28 .... 16,593 16,298,101
141,386,142
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.82%
,
 08/21/25
(f)
................ 24,659 24,025,273
Road & Rail — 1.1%
(f)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
8.49%
,
 04/06/28 ................. 4,164 3,789,185
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
5.83%
,
 08/06/27 ................. 7,697 7,289,860
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 5.67%
,
 12/30/26 6,064 5,999,505
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 9.17% -
10.23%
,
 08/04/25 ................ 7,060 6,262,638
Uber Technologies, Inc., Term Loan
(LIBOR USD 3 Month + 3.50%),
8.23%, 04/04/25 ............... 2,920 2,912,867
(LIBOR USD 3 Month + 3.50%),
8.23%, 02/25/27 ............... 23,064 22,970,121
49,224,176
Semiconductors & Semiconductor Equipment — 0.1%
Synaptics , Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 7.40%
,
 12/02/28
(f)
..... 3,761 3,686,956
Software — 9.3%
(f)
Barracuda Parent LLC, 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.59%
,
 08/15/29 7,017 6,764,599
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.82%
,
 10/02/25 10,684 10,233,854
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.32%
,
 09/21/28 ................. 11,551 11,354,364
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 7,433 7,337,560
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.82%
,
 10/08/28 7,667 7,240,362
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.07%
,
 10/08/29 USD 9,488 $ 7,869,157
Cornerstone OnDemand , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.82%
,
 10/16/28 ................. 7,677 6,855,414
Delta Topco, Inc., 1st Lien Term Loan, (SOFR 3
Month + 3.75%), 8.15%
,
 12/01/27 ..... 4,376 4,091,342
Delta Topco, Inc., 2nd Lien Term Loan, (SOFR
3 Month + 7.25%), 11.65%
,
 12/01/28 ... 5,994 5,076,199
E2open LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 7.68%
,
 02/04/28 .......... 1,414 1,388,451
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.07%
,
 12/01/27 ................. 23,472 22,752,854
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 9,725 9,429,387
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 6.88%
,
 10/27/28 ..... 18,973 18,565,258
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(b)
4,617 4,559,090
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 11,296 10,138,396
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 14,466 12,277,911
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 7.97%
,
 03/01/29 .......... 24,900 23,608,053
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
7.82%, 09/13/24 ............... 43,316 42,102,497
MH Sub I LLC, 2nd Lien Term Loan, (SOFR 3
Month + 6.25%), 10.65%
,
 02/23/29 ..... 10,692 9,583,141
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 8.07%
,
 10/01/27 3,339 3,202,932
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 12/17/27 ................. 8,960 8,346,055
Proofpoint , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 7.98%
,
 08/31/28 28,297 27,192,187
Proofpoint , Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 9.32%
,
 08/31/29 3,665 3,500,075
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 04/24/28 31,009 29,633,522
RealPage , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 10.57%
,
 04/23/29 2,585 2,473,666
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 3 Month + 3.00%), 7.09%
,
 08/01/25 18,193 17,942,636
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 17,445 16,785,995
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 11.67%
,
 10/09/28 ..... 2,000 1,985,000
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
5.82%
,
 04/16/25 ................. 7,656 7,509,156
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
5.82%
,
 04/16/25 ................. 6,396 6,273,219
TIBCO Software, Inc., 1st Lien Term Loan B,
(SOFR 3 Month + 4.50%), 8.15%
,
 03/30/29 34,024 30,840,054
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 15,936 15,371,317

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 1 Month + 3.75%),
7.82%, 05/04/26 ............... USD 8,156 $ 7,934,933
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 9,404 8,604,877
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 07/20/28 ................. 3,808 3,681,434
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 4.75%),
7.71%
,
 07/23/25 ................. GBP 2,000 1,994,689
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 02/02/26 USD 1,181 1,169,934
415,669,570
Specialty Retail — 1.7%
(f)
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 3 Month + 4.25%),
6.54%
,
 06/23/25 ................. GBP 2,000 2,187,528
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
7.67%, 02/07/25 ............... USD 5,986 5,455,582
(LIBOR USD 3 Month + 4.25%),
7.92%, 03/31/26 ............... 8,652 7,903,821
Leslie's Poolmart , Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 6.57%
,
 03/09/28 3,079 3,012,485
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
8.13%
,
 05/04/28 ................. 14,836 14,237,370
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 7.82%
,
 02/11/28 ...... 19,994 19,186,791
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 6.19%
,
 08/04/28 .... 11,557 11,379,277
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
6.57%, 10/20/28 ............... 3,935 3,698,942
(SOFR 1 Month + 3.25%), 7.44%, 10/20/28 7,746 7,303,006
RVR Dealership Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 7.76%
,
 02/08/28 4,387 3,970,096
78,334,898
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
9.07%
,
 07/23/26
(f)
................ 4,470 3,141,924
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(f)
..... 12,201 11,758,303
Trading Companies & Distributors — 1.4%
(f)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.32%
,
 05/19/28 ................. 6,994 6,877,749
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 6.54% - 7.42%
,
 07/27/28 20,839 20,474,580
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.57%, 06/02/28 ............... 17,955 17,213,918
(SOFR 1 Month + 3.50%), 7.69%, 06/02/28 7,442 7,108,955
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 12.26%
,
 05/30/24
(b)
3,826 3,465,247
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 8.26%
,
 08/28/24
(b)
12,247 6,123,549
61,263,998
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.2%
(f)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.82%
,
 09/22/28 ................. USD 3,227 $ 3,161,569
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
9.82%
,
 09/21/29 ................. 1,325 1,269,350
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 10.21%
,
 12/15/26 ..... 5,682 5,340,745
9,771,664
Wireless Telecommunication Services — 0.6%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 05/27/24 ................. 15,297 12,964,027
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 04/30/28 ................. 5,258 5,205,054
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.83%
,
 04/11/25 . 9,439 9,373,123
27,542,204
Total Floating Rate Loan Interests — 90.2%
(Cost: $4,255,145,849) ........................... 4,050,285,995
Shares
Shares
Investment Companies
Energy Select Sector SPDR Fund ....... 48,675 4,436,726
Industrial Select Sector SPDR Fund
(k)
..... 22,300 2,268,356
Invesco Senior Loan ETF
(k)
............ 2,285,500 47,584,110
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(l)
..................... 385,000 19,250,000
iShares iBoxx $ High Yield Corporate Bond
ETF
(k)(l)
........................ 245,000 18,536,700
Total Investment Companies — 2.0%
(Cost: $92,252,644) .............................. 92,075,892
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
.............. 15,011 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Capital Markets — 0.0%
Verscend Intermediate Holding Corp.
(Preference), 12.25%
(a)(b)(n)
........... 1,494 1,789,828
Total Preferred Securities — 0.0%
(Cost: $1,464,120) .............................. 1,789,828

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2022
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas Intermediate (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(a)
(b)
........................... 29,451 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
.... 3,901 52,079
Total Warrants — 0.0%
(Cost: $—) .................................... 52,079
Total Long-Term Investments — 93.5%
(Cost: $4,412,315,704) ........................... 4,200,325,357
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.6%
(l)(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.57% ................... 202,984,950 $ 202,984,950
SL Liquidity Series, LLC, Money Market Series,
4.05%
(p)
....................... 46,963,713 46,940,232
Total Short-Term Securities — 5.6%
(Cost: $249,913,888) ............................. 249,925,182
Total Investments — 99.1%
(Cost: $4,662,229,592 ) ........................... 4,450,250,539
Other Assets Less Liabilities — 0.9% ................... 41,868,575
Net Assets — 100.0% ..............................
$ 4,492,119,114
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Fixed rate.
(k)
All or a portion of this security is on loan.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Perpetual security with no stated maturity date.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
Shares
Held at
11/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 322,336,103 $ — $ (119,351,153)
(a)
$ — $ — $ 202,984,950 202,984,950 $ 2,036,640 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 126,796,575 — (79,785,327)
(a)
(15,304) (55,712) 46,940,232 46,963,713 644,918
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. — 18,906,003 — — 343,997 19,250,000 385,000 27,928 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 30,184,651 29,734,649 (41,109,088) (5,356,536) 5,083,024 18,536,700 245,000 368,432 —
$ (5,371,840) $ 5,371,309 $ 287,711,882 $ 3,077,918 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2022
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,702,117 EUR 6,670,000 Bank of Montreal 12/21/22 $ (250,504)
USD 4,002,708 GBP 3,482,000 Citibank NA 12/21/22 (197,090)
$ (447,594)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 NR USD 33,536 $ 1,430,439 $ (904,534) $ 2,334,973
CDX.NA.HY.39.V1 ..... 5.00 Quarterly 12/20/27 NR USD 50,000 1,437,936 (186,960) 1,624,896
$ 2,868,375 $ (1,091,494) $ 3,959,869
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2022
Fair Value Hierarchy as of Period En d
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies ............................. $ — $ — $ 7,314 $ 7,314
Construction & Engineering ................................ — 243,650 — 243,650
Machinery ............................................ — 2,692 — 2,692
Marine .............................................. — — — —
Professional Services .................................... — 2,717,064 — 2,717,064
Software ............................................. 268 — — 268
Corporate Bonds
Aerospace & Defense .................................... — 1,694,815 — 1,694,815
Capital Markets ........................................ — 1,416,428 — 1,416,428
Chemicals ............................................ — 3,195,623 — 3,195,623
Commercial Services & Supplies ............................. — 6,241,842 — 6,241,842
Diversified Consumer Services .............................. — 4,869,975 — 4,869,975
Electric Utilities ........................................ — — 1 1
Electrical Equipment ..................................... — 7,938,660 — 7,938,660
Health Care Equipment & Supplies ........................... — 6,061,630 — 6,061,630
Hotels, Restaurants & Leisure .............................. — 6,193,216 — 6,193,216
Insurance ............................................ — 3,146,461 — 3,146,461
Media ............................................... — 2,464,631 — 2,464,631
Real Estate Management & Development ....................... — 3,598,949 — 3,598,949
Road & Rail ........................................... — 3,172,193 — 3,172,193
Specialty Retail ........................................ — 2,788,436 — 2,788,436
Wireless Telecommunication Services ......................... — 367,715 — 367,715
Floating Rate Loan Interests
Aerospace & Defense .................................... — 101,852,720 — 101,852,720
Airlines .............................................. — 109,986,257 — 109,986,257

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2022
Level 1 Level 2 Level 3 Total
Auto Components ...................................... $ — $ 30,443,947 $ — $ 30,443,947
Automobiles .......................................... — 12,089,299 — 12,089,299
Beverages ........................................... — 33,810,840 — 33,810,840
Building Products ....................................... — 53,229,823 — 53,229,823
Capital Markets ........................................ — 76,966,556 — 76,966,556
Chemicals ............................................ — 122,624,266 — 122,624,266
Commercial Services & Supplies ............................. — 137,897,000 — 137,897,000
Communications Equipment ................................ — 10,899,408 — 10,899,408
Construction & Engineering ................................ — 33,433,488 — 33,433,488
Construction Materials .................................... — 40,482,263 — 40,482,263
Containers & Packaging .................................. — 41,589,107 10,421,629 52,010,736
Distributors ........................................... — 6,640,359 — 6,640,359
Diversified Consumer Services .............................. — 91,497,486 — 91,497,486
Diversified Financial Services ............................... — 107,630,981 8,680,024 116,311,005
Diversified Telecommunication Services ........................ — 139,432,704 — 139,432,704
Electric Utilities ........................................ — 7,258,663 — 7,258,663
Electrical Equipment ..................................... — 15,604,166 — 15,604,166
Electronic Equipment, Instruments & Components ................. — 10,603,623 — 10,603,623
Energy Equipment & Services .............................. — 798,895 — 798,895
Entertainment ......................................... — 156,408,178 — 156,408,178
Equity Real Estate Investment Trusts (REITs) .................... — 13,632,490 — 13,632,490
Food & Staples Retailing .................................. — 17,866,821 — 17,866,821
Food Products ......................................... — 140,327,709 — 140,327,709
Health Care Equipment & Supplies ........................... — 62,124,374 — 62,124,374
Health Care Providers & Services ............................ — 120,362,659 2,117,333 122,479,992
Health Care Technology .................................. — 54,649,502 2,806,210 57,455,712
Hotels, Restaurants & Leisure .............................. — 263,365,336 2,953,241 266,318,577
Household Durables ..................................... — 57,210,402 — 57,210,402
Household Products ..................................... — 18,690,311 — 18,690,311
Independent Power and Renewable Electricity Producers ............ — 13,966,575 — 13,966,575
Industrial Conglomerates .................................. — 2,949,458 — 2,949,458
Insurance ............................................ — 178,359,145 — 178,359,145
Interactive Media & Services ............................... — 78,303,743 — 78,303,743
Internet & Direct Marketing Retail ............................ — 23,933,503 1,253,593 25,187,096
IT Services ........................................... — 142,699,650 — 142,699,650
Leisure Products ....................................... — 9,044,555 3,857,803 12,902,358
Life Sciences Tools & Services .............................. — 115,439,113 — 115,439,113
Machinery ............................................ — 165,423,726 — 165,423,726
Media ............................................... — 116,342,193 33,570,676 149,912,869
Metals & Mining ........................................ — 27,056,707 — 27,056,707
Multiline Retail ......................................... — 25,597,407 — 25,597,407
Oil, Gas & Consumable Fuels ............................... — 33,137,126 — 33,137,126
Personal Products ...................................... — 34,195,146 — 34,195,146
Pharmaceuticals ....................................... — 83,877,271 19,085,427 102,962,698
Professional Services .................................... — 141,386,142 — 141,386,142
Real Estate Management & Development ....................... — 24,025,273 — 24,025,273
Road & Rail ........................................... — 49,224,176 — 49,224,176
Semiconductors & Semiconductor Equipment .................... — 3,686,956 — 3,686,956
Software ............................................. — 411,110,480 4,559,090 415,669,570
Specialty Retail ........................................ — 78,334,898 — 78,334,898
Technology Hardware, Storage & Peripherals .................... — 3,141,924 — 3,141,924
Textiles, Apparel & Luxury Goods ............................ — 11,758,303 — 11,758,303
Trading Companies & Distributors ............................ — 51,675,202 9,588,796 61,263,998
Transportation Infrastructure ............................... — 9,771,664 — 9,771,664
Wireless Telecommunication Services ......................... — 27,542,204 — 27,542,204
Investment Companies .................................... 92,075,892 — — 92,075,892
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — — 1,789,828 1,789,828
Warrants .............................................. 52,079 — — 52,079
Short-Term Securities
Money Market Funds ...................................... 202,984,950 — — 202,984,950
$ 295,113,189 $ 4,007,506,153 $ 100,690,965 $ 4,403,310,307
Investments Valued at NAV
(a)
..................................... 46,940,232
$ —
$ 4,450,250,539
$ —

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,959,869 $ — $ 3,959,869
Liabilities
Foreign currency exchange contracts ............................ — (447,594) — (447,594)
$ — $ 3,512,275 $ — $ 3,512,275
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Total
Investments
Assets/Liabilities
Opening balance, as of August 31, 2022 ....................................................... $ 5,910 $ — $ 176,869,422 $ 1,756,271 $ 178,631,603
Transfers into Level 3
(a)
.................................................................. — — 35,521,672 — 35,521,672
Transfers out of Level 3
(b)
................................................................. — — (102,029,427) — (102,029,427)
Accrued discounts/premiums ............................................................... — — 43,050 — 43,050
Net realized loss ....................................................................... — — (34,010) — (34,010)
Net change in unrealized appreciation (depreciation)
(c)
.............................................. 1,404 1 (3,014,481) 33,557 (2,979,519)
Purchases ........................................................................... — — 784,046 — 784,046
Sales .............................................................................. — — (9,246,450) — (9,246,450)
Closing balance, as of November 30, 2022 ......................................................
$ 7,314 $ 1 $ 98,893,822 $ 1,789,828 $ 100,690,965
Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2022
(c)
...............
$ 1,404 $ 1 $ (3,104,244) $ 33,557 $ (3,069,282)
(a)
As of August 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts